Acquisitions and divestitures - Cash flows of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
Net cash used in discontinued operations	$ (46)	$ (252)
Discontinued operations
Discontinued operations
Net cash provided by (used in) operating activities	(37)	87
Net cash provided (used) in investing activities	(9)	(305)
Net cash used in financing activities		(34)
Net cash used in discontinued operations	$ (46)	$ (252)